Derivative Financial Instruments And Certain Hedging Activities (Schedule Of Net Notional Amounts Of Forward Contracts Outstanding) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
United States Dollar Buy Contract [Member] | United States Dollar Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	$ 0	$ 0
United States Dollar Buy Contract [Member] | Chinese Yuan Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding		17.9
United States Dollar Buy Contract [Member] | Brazilian Real Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	8.4	2.9
United States Dollar Buy Contract [Member] | Korean Won Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding		2.5
United States Dollar Buy Contract [Member] | Taiwan Dollar Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding		1.1
United States Dollar Buy Contract [Member] | Pound Sterling Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0	0
United States Dollar Buy Contract [Member] | Japanese Yen Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding		0
United States Dollar Buy Contract [Member] | Norwegian Krone Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0	0
United States Dollar Buy Contract [Member] | Others Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0
Euro Buy Contract [Member] | United States Dollar Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	48.3	34.5
Euro Buy Contract [Member] | Chinese Yuan Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding		0
Euro Buy Contract [Member] | Brazilian Real Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0	0
Euro Buy Contract [Member] | Korean Won Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding		0
Euro Buy Contract [Member] | Taiwan Dollar Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding		0
Euro Buy Contract [Member] | Pound Sterling Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0.4	0.8
Euro Buy Contract [Member] | Japanese Yen Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding		14.9
Euro Buy Contract [Member] | Norwegian Krone Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	51.5	48.1
Euro Buy Contract [Member] | Others Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0.2
Canadian Dollar Buy Contract [Member] | United States Dollar Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	21.7	28.1
Canadian Dollar Buy Contract [Member] | Chinese Yuan Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding		0
Canadian Dollar Buy Contract [Member] | Brazilian Real Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0	0
Canadian Dollar Buy Contract [Member] | Korean Won Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding		0
Canadian Dollar Buy Contract [Member] | Taiwan Dollar Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding		0
Canadian Dollar Buy Contract [Member] | Pound Sterling Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0	0
Canadian Dollar Buy Contract [Member] | Japanese Yen Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding		0
Canadian Dollar Buy Contract [Member] | Norwegian Krone Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0	0
Canadian Dollar Buy Contract [Member] | Others Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0
Australian Dollar Buy Contract [Member] | United States Dollar Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	18.0	21.8
Australian Dollar Buy Contract [Member] | Chinese Yuan Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding		0
Australian Dollar Buy Contract [Member] | Brazilian Real Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0	0
Australian Dollar Buy Contract [Member] | Korean Won Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding		0
Australian Dollar Buy Contract [Member] | Taiwan Dollar Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding		0
Australian Dollar Buy Contract [Member] | Pound Sterling Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0	0
Australian Dollar Buy Contract [Member] | Japanese Yen Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding		0
Australian Dollar Buy Contract [Member] | Norwegian Krone Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0	0
Australian Dollar Buy Contract [Member] | Others Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0
Chilean Peso Buy Contract [Member] | United States Dollar Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	21.8	9.4
Chilean Peso Buy Contract [Member] | Chinese Yuan Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding		0
Chilean Peso Buy Contract [Member] | Brazilian Real Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0	0
Chilean Peso Buy Contract [Member] | Korean Won Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding		0
Chilean Peso Buy Contract [Member] | Taiwan Dollar Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding		0
Chilean Peso Buy Contract [Member] | Pound Sterling Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0	0
Chilean Peso Buy Contract [Member] | Japanese Yen Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding		0
Chilean Peso Buy Contract [Member] | Norwegian Krone Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0	0
Chilean Peso Buy Contract [Member] | Others Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0
Thai Baht Buy Contract [Member] | United States Dollar Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	15.0	6.4
Thai Baht Buy Contract [Member] | Chinese Yuan Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding		0
Thai Baht Buy Contract [Member] | Brazilian Real Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0	0
Thai Baht Buy Contract [Member] | Korean Won Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding		0
Thai Baht Buy Contract [Member] | Taiwan Dollar Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding		0
Thai Baht Buy Contract [Member] | Pound Sterling Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0	0
Thai Baht Buy Contract [Member] | Japanese Yen Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding		0
Thai Baht Buy Contract [Member] | Norwegian Krone Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0	0
Thai Baht Buy Contract [Member] | Others Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0
Pound Sterling Buy Contract [Member] | United States Dollar Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	5.5	4.4
Pound Sterling Buy Contract [Member] | Chinese Yuan Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding		0
Pound Sterling Buy Contract [Member] | Brazilian Real Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0	0
Pound Sterling Buy Contract [Member] | Korean Won Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding		0
Pound Sterling Buy Contract [Member] | Taiwan Dollar Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding		0
Pound Sterling Buy Contract [Member] | Pound Sterling Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0	0
Pound Sterling Buy Contract [Member] | Japanese Yen Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding		0
Pound Sterling Buy Contract [Member] | Norwegian Krone Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0	0
Pound Sterling Buy Contract [Member] | Others Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0
Mexican Peso Buy Contract [Member] | United States Dollar Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	11.5	3.0
Mexican Peso Buy Contract [Member] | Chinese Yuan Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding		0
Mexican Peso Buy Contract [Member] | Brazilian Real Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0	0
Mexican Peso Buy Contract [Member] | Korean Won Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding		0
Mexican Peso Buy Contract [Member] | Taiwan Dollar Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding		0
Mexican Peso Buy Contract [Member] | Pound Sterling Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0	0
Mexican Peso Buy Contract [Member] | Japanese Yen Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding		0
Mexican Peso Buy Contract [Member] | Norwegian Krone Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0	0
Mexican Peso Buy Contract [Member] | Others Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0
Norwegian Krone Buy Contract [Member] | United States Dollar Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0.9	0.4
Norwegian Krone Buy Contract [Member] | Chinese Yuan Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding		0
Norwegian Krone Buy Contract [Member] | Brazilian Real Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0	0
Norwegian Krone Buy Contract [Member] | Korean Won Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding		0
Norwegian Krone Buy Contract [Member] | Taiwan Dollar Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding		0
Norwegian Krone Buy Contract [Member] | Pound Sterling Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0	0
Norwegian Krone Buy Contract [Member] | Japanese Yen Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding		0
Norwegian Krone Buy Contract [Member] | Norwegian Krone Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	0	0
Norwegian Krone Buy Contract [Member] | Others Sell Contract [Member]
Derivative [Line Items]
Notional amounts of forward contracts outstanding	$ 0